Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 4,184	$ 589	¥ 31,295	¥ 94,510
Gross unrealized losses (downward adjustments excluding impairment)	(8,211)	(1,156)	0	0
Net unrealized gains/(losses) on equity securities held	(4,027)	(567)	31,295	94,510
Net realized gains on equity securities sold	0	0	0	0
Total net gains/(losses) recognized	¥ (4,027)	$ (567)	¥ 31,295	¥ 94,510